Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at March 31, 2023 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$178,419	$—	$—	$178,419
Obligations of states and municipalities	—	468,362	—	468,362
Residential mortgage backed - agency	—	52,670	—	52,670
Residential mortgage backed - non-agency	—	321,150	—	321,150
Commercial mortgage backed - agency	—	57,832	—	57,832
Commercial mortgage backed - non-agency	—	183,225	—	183,225
Asset-backed	—	92,599	—	92,599
Other	—	8,528	—	8,528
Total investment securities available-for-sale	$178,419	$1,184,366	$—	$1,362,785

Loans held-for-sale, at fair value	$—	$360	$—	$360

Derivatives	$—	$1,045	$—	$1,045

Financial liabilities
Derivatives	$—	$5,194	$—	$5,194

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$174,993	$—	$—	$174,993
Obligations of states and municipalities	—	453,907	—	453,907
Residential mortgage backed - agency	—	53,061	—	53,061
Residential mortgage backed - non-agency	—	339,295	—	339,295
Commercial mortgage backed - agency	—	59,933	—	59,933
Commercial mortgage backed - non-agency	—	183,299	—	183,299
Asset-backed	—	98,626	—	98,626
Other	—	8,643	—	8,643
Total investment securities available-for-sale	$174,993	$1,196,764	$—	$1,371,757

Loans held-for-sale, at fair value	$—	$—	$—	$—

Derivatives	$—	$1,311	$—	$1,311

Financial liabilities
Derivatives	$—	$3,565	$—	$3,565

Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at June 30, 2023 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$175,397	$—	$—	$175,397
Obligations of states and municipalities	—	455,862	—	455,862
Residential mortgage backed - agency	—	41,990	—	41,990
Residential mortgage backed - non-agency	—	296,104	—	296,104
Commercial mortgage backed - agency	—	36,086	—	36,086
Commercial mortgage backed - non-agency	—	164,307	—	164,307
Asset-backed	—	74,479	—	74,479
Other	—	7,965	—	7,965
Total investment securities available-for-sale	$175,397	$1,076,793	$—	$1,252,190

Loans held-for-sale, at fair value	$—	$456	$—	$456

Derivatives	$—	$1,740	$—	$1,740

Financial liabilities
Derivatives	$—	$3,576	$—	$3,576

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$174,993	$—	$—	$174,993
Obligations of states and municipalities	—	453,907	—	453,907
Residential mortgage backed - agency	—	53,061	—	53,061
Residential mortgage backed - non-agency	—	339,295	—	339,295
Commercial mortgage backed - agency	—	59,933	—	59,933
Commercial mortgage backed - non-agency	—	183,299	—	183,299
Asset-backed	—	98,626	—	98,626
Other	—	8,643	—	8,643
Total investment securities available-for-sale	$174,993	$1,196,764	$—	$1,371,757

Loans held-for-sale, at fair value	$—	$—	$—	$—

Derivatives	$—	$1,311	$—	$1,311

Financial liabilities
Derivatives	$—	$3,565	$—	$3,565

Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$174,993	$—	$—	$174,993
Obligations of state and municipalities	—	453,907	—	453,907
Residential mortgage backed - agency	—	53,061	—	53,061
Residential mortgage backed - non-agency	—	339,295	—	339,295
Commercial mortgage backed - agency	—	59,933	—	59,933
Commercial mortgage backed - non-agency	—	183,299	—	183,299
Asset backed	—	98,626	—	98,626
Other	—	8,643	—	8,643
Total investment securities available-for-sale	$174,993	$1,196,764	$—	$1,371,757

Loans held for sale, at fair value	$—	$—	$—	$—

Derivatives	$—	$1,311	$—	$1,311

Financial liabilities
Derivatives	$—	$3,565	$—	$3,565

	Fair Value Measurements at December 31, 2021 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$169,382	$15,059	$—	$184,441
Obligations of state and municipalities	—	665,567	—	665,567
Residential mortgage backed - agency	—	62,787	—	62,787
Residential mortgage backed - non-agency	—	244,308	—	244,308
Commercial mortgage backed - agency	—	78,883	—	78,883
Commercial mortgage backed - non-agency	—	172,204	—	172,204
Asset backed	—	195,525	—	195,525
Other	—	1,966	—	1,966
Total investment securities available-for-sale	$169,382	$1,436,299	$—	$1,605,681

Loans held for sale, at fair value	$—	$1,249	$—	$1,249

Derivatives	$—	$1,603	$—	$1,603
		.
Financial liabilities
Derivatives	$—	$1,589	$—	$1,589

Fair Value Measurements, Nonrecurring
Assets that were measured at fair value on a nonrecurring basis during the period are summarized below (in thousands):

	Fair Value Measurements at March 31, 2023 Using: :
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Individually Evaluated Loans:
Commercial Real Estate	$—	$—	$318	$318
Owner-occupied commercial real estate	—	—	1,371	1,371
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	2,242	2,242
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Individually Evaluated Loans:
Commercial Real Estate	$—	$—	$290	$290
Owner-occupied commercial real estate	—	—	1,295	1,295
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	911	911
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—

Assets that were measured at fair value on a non-recurring basis during the period are summarized below (in thousands):

	Fair Value Measurements at June 30, 2023 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Individually evaluated loans:
Commercial real estate	$—	$—	$308	$308
Owner-occupied commercial real estate	—	—	1,354	1,354
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	2,221	2,221
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Individually evaluated loans:
Commercial real estate	$—	$—	$290	$290
Owner-occupied commercial real estate	—	—	1,295	1,295
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	911	911
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—

Assets that were measured at fair value on a nonrecurring basis during the period are summarized below (in thousands):

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Impaired Loans:
Commercial Real Estate	$—	$—	$290	$290
Owner-occupied commercial real estate	—	—	1,295	1,295
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	911	911
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—

	Fair Value Measurements at December 31, 2021 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Impaired Loans:
Commercial Real Estate	$—	$—	$12,552	$12,552
Owner-occupied commercial real estate	—	—	502	502
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	2,052	2,052
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—

Fair Value Measurement Inputs and Valuation Techniques
The following table presents quantitative information about Level 3 Fair Value Measurements for assets measured at fair value on a non-recurring basis at March 31, 2023, and December 31, 2022 (in thousands except for percentages):

Description	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
March 31, 2023
Impaired loans	$3,931	Discounted cash flow analysis	Market rate for borrower	3.6% - 8.5%	5.0%

December 31, 2022
Impaired loans	$2,496	Discounted cash flow analysis	Market rate for borrower	4.5% - 6.0%	5.2%

The following table presents quantitative information about Level 3 Fair Value Measurements for assets measured at fair value on a non-recurring basis at June 30, 2023, and December 31, 2022 (in thousands except for percentages):

Description	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
June 30, 2023
Impaired loans	$3,883	Discounted cash flow analysis	Market rate for borrower	3.6% - 8.5%	5.0%

December 31, 2022
Impaired loans	$2,496	Discounted cash flow analysis	Market rate for borrower	4.5% - 6.0%	5.2%

The following table presents quantitative information about Level 3 Fair Value Measurements for assets measured at fair value on a non-recurring basis at December 31, 2022 and 2021 (in thousands except for percentages):

Description	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
December 31, 2022
Impaired loans	$2,496	Discounted cash flow analysis	Market rate for borrower	4.5% -6%	5.2%

December 31, 2021
Impaired loans	$15,106	Discounted appraised value		7% -9%	8.0%
		Discounted cash flow analysis	Market rate for borrower	4% - 6%	5.4%

Fair Value Disclosure of Asset and Liability Not Measured at Fair Value
The carrying amounts and estimated fair values of financial instruments not carried at fair value, at March 31, 2023, and December 31, 2022, were as follows (in thousands):

		Fair Value Measurements at March 31, 2023 Using:
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$10,616	$10,616	$—	$—	$10,616
Interest-bearing deposits with banks	106,323	106,323	—	—	106,323
Loans, net	1,926,034	—	—	1,813,068	1,813,068
Accrued interest	15,158	—	15,158	—	15,158

Financial liabilities
Non-interest, bearing	$906,723	$—	$906,723	$—	$906,723
Interest bearing	2,125,668	—	2,118,085	—	2,118,085
Other borrowed funds	321,700	—	321,667	—	321,667
Accrued interest	2,763	—	2,763	—	2,763

		Fair Value Measurements at December 31, 2022 Using:
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$9,124	$9,124	$—	$—	$9,124
Interest-bearing deposits with banks	41,171	41,171	—	—	41,171
Loans, net	1,866,182	—	—	1,768,903	1,768,903
Accrued interest	15,481	—	15,481	—	15,481

Financial liabilities
Non-interest, bearing	$960,692	$—	$960,692	$—	$960,692
Interest bearing	1,959,708	—	1,951,227	—	1,951,227
Other borrowed funds	343,100	—	342,904	—	342,904
Accrued interest	1,452	—	1,452	—	1,452

The carrying amounts and estimated fair values of financial instruments not carried at fair value, at June 30, 2023, and December 31, 2022, were as follows (in thousands):

		Fair Value Measurements at June 30, 2023 Using:
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Carrying Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$9,047	$9,047	$—	$—	$9,047
Interest-earning deposits with banks	71,752	71,752	—	—	71,752
Loans, net	1,975,050	—	—	1,834,415	1,834,415
Accrued interest	14,781	—	14,781	—	14,781

Financial Liabilities
Non-interest-bearing	$876,396	$—	$876,396	$—	$876,396
Interest-bearing	2,128,867	—	2,119,927	—	2,119,927
Other borrowed funds	249,000	—	248,997	—	248,997
Accrued interest	3,832	—	3,832	—	3,832

		Fair Value Measurements at December 31, 2022 Using:
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Carrying Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$9,124	$9,124	$—	$—	$9,124
Interest-bearing deposits with banks	41,171	41,171	—	—	41,171
Loans, net	1,866,182	—	—	1,768,903	1,768,903
Accrued interest	15,481	—	15,481	—	15,481

Financial Liabilities
Non-interest-bearing	$960,692	$—	$960,692	$—	$960,692
Interest-bearing	1,959,708	—	1,951,227	—	1,951,227
Other borrowed funds	343,100	—	342,904	—	342,904
Accrued interest	1,452	—	1,452	—	1,452

The carrying amounts and estimated fair values of financial instruments not carried at fair value, at December 31, 2022 and 2021 were as follows (in thousands):

		Fair Value Measurements at December 31, 2022 Using:
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$9,124	$9,124	$—	$—	$9,124
Interest-bearing deposits with banks	41,171	41,171	—	—	41,171
Loans, net	1,866,182	—	—	1,768,903	1,768,903
Accrued interest	15,481	—	15,481	—	15,481

Financial liabilities
Non-interest-bearing	$960,692	$—	$960,692	$—	$960,692
Interest-bearing	1,959,708	—	1,951,227	—	1,951,227
Other borrowed funds	343,100	—	342,904	—	342,904
Accrued interest	1,452	—	1,452	—	1,452

		Fair Value Measurements at December 31, 2021 Using:
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$8,989	$8,989	$—	$—	$8,989
Interest-bearing deposits with banks	68,374	68,374	—	—	68,374
Loans, net	1,713,364	—	—	1,697,752	1,697,752
Accrued interest	15,253	—	15,253	—	15,253

Financial liabilities
Non-interest-bearing	$930,847	$—	$930,847	$—	$930,847
Interest-bearing	2,002,570	—	2,002,089	—	2,002,089
Other borrowed funds	275,000	—	274,999	—	274,999
Accrued interest	309	—	309	—	309